Lease (Details) - Schedule of Operating Lease Payments - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Payments [Abstract]
2024 (remining)	¥ 769	¥ 114
2025	982	19
2026	78	10
Total undiscounted operating lease payments	1,829	143
Less: imputed interest	(45)	(3)
Present value of operating lease liabilities	¥ 1,784	¥ 140